CASH DISTRIBUTIONS - Quarterly Distributions (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash distributions
Period after the end of each quarter within which quarterly cash distributions to partners are to be paid					45 days
General Partner | TC PipeLines GP, Inc.
Cash distributions
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%